Acquisitions - Target Pharmacy Acquisition (Details)		12 Months Ended
	Dec. 16, 2015 USD ($) clinic state pharmacy	Dec. 31, 2016 USD ($) state pharmacy	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Contingent consideration, liability		$ 0
Assets Acquired:
Goodwill		$ 38,249,000,000	$ 38,106,000,000	$ 28,142,000,000
Retail/LTC Segment
Business Acquisition [Line Items]
Number of states pharmacies operated | state		49
Assets Acquired:
Goodwill		$ 16,612,000,000	16,421,000,000	$ 6,908,000,000
Target Pharmacy Acquisition
Business Acquisition [Line Items]
Consideration transferred	$ 1,900,000,000
Contingent consideration, liability	$ 60,000,000
Contingent consideration, liability term (in years)	3 years
Assets Acquired:
Accounts receivable	$ 2,000,000
Inventories	467,000,000
Property and equipment	9,000,000
Intangible assets	490,000,000
Goodwill	900,000,000
Total cash consideration	$ 1,868,000,000
Acquisition related costs			$ 26,000,000
Target Pharmacy Acquisition | Customer Relationships
Assets Acquired:
Finite-Lived intangible asset, useful life (in years)	13 years
Target Pharmacy Acquisition | Retail/LTC Segment
Business Acquisition [Line Items]
Number of pharmacies acquired | pharmacy	1,672	1,674
Number of states pharmacies operated | state	47
Number of clinics acquired | clinic	79